Offerings	Jul. 24, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Primary Offering: Ordinary Shares Underlying Warrants
Amount Registered | shares	5,775,888
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 66,422,712.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,169.30
Offering Note	Consists of 5,775,888 ZOOZ ordinary shares, NIS 0.00286 nominal (par) value per share (“Ordinary Shares”) that may be issued upon exercise of warrants to purchase ordinary shares at an exercise price of $11.50 per share (the “Public Warrants”).Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(g) under the Securities Act of 1933, as amended, based on the price at which the Public Warrants may be exercised.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering: Ordinary Shares
Amount Registered | shares	2,614,800
Proposed Maximum Offering Price per Unit | $ / shares	2.02
Maximum Aggregate Offering Price	$ 5,281,896.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 808.66
Offering Note	Consists of 2,369,550 Ordinary Shares held by the Selling Shareholders and 245,250 Ordinary Shares that may be issued upon exercise of the Private Warrants.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sales price of the Ordinary Shares as reported on the Nasdaq Capital Market on July 22, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering: Warrants
Amount Registered | shares	245,250
Proposed Maximum Offering Price per Unit | $ / shares	0.07
Maximum Aggregate Offering Price	$ 17,167.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 2.63
Offering Note	Consists of 245,250 warrants to purchase Ordinary Shares at an exercise price of $11.50 per share (the “Private Warrants”) held by the Selling Shareholders.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sales price of the Public Warrants as reported on the Nasdaq Capital Market on June 22, 2025.